Earnings Per Share - Net Income Per Share Basic and Diluted (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Income from continuing operations	$ 469,855	$ 215,133	$ 167,219
Income from discontinued operations, net of income taxes	66,257	104,228	84,504
Net income	$ 536,112	$ 319,361	$ 251,723
Denominator:
Denominator for basic earnings per share-weighted-average shares outstanding	155,134	158,874	169,879
Effect of dilutive employee stock awards:
Employee stock awards	1,950	1,488	1,391
Denominator for diluted earnings per share-weighted-average shares outstanding	157,084	160,362	171,270
Basic earnings per share:
Income from continuing operations	$ 3.03	$ 1.35	$ 0.98
Income from discontinued operations, net of income taxes	0.43	0.66	0.50
Basic earnings per share	3.46	2.01	1.48
Diluted earnings per share
Income from continuing operations	2.99	1.34	0.98
Income from discontinued operations, net of income taxes	0.42	0.65	0.49
Diluted earnings per share	$ 3.41	$ 1.99	$ 1.47
Anti-dilutive weighted-average shares from stock awards	322	2,151	3,026